Focused Appreciation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Communication Services (21.7%)
Alphabet, Inc. - Class A	368,300	61,082
Alphabet, Inc. - Class C	144,079	24,089
Meta Platforms, Inc. - Class A	195,690	112,021
Netflix, Inc. *	103,773	73,603
The Walt Disney Co.	380,415	36,592

Total		307,387

Consumer Discretionary (18.7%)
Alibaba Group Holding, Ltd., ADR	123,977	13,156
Amazon.com, Inc. *	461,238	85,942
NIKE, Inc. - Class B	177,521	15,693
Starbucks Corp.	252,457	24,612
Tesla, Inc. *	402,103	105,202
Yum China Holdings, Inc.	121,204	5,457
Yum! Brands, Inc.	103,590	14,473

Total		264,535

Consumer Staples (2.5%)
Monster Beverage Corp. *	681,040	35,530

Total		35,530

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Financials (9.0%)
Block, Inc. - Class A *	190,290	12,774
FactSet Research Systems, Inc.	39,439	18,136
PayPal Holdings, Inc. *	172,574	13,466
SEI Investments Co.	224,660	15,544
Visa, Inc. - Class A	244,933	67,345

Total		127,265

Health Care (13.0%)
Illumina, Inc. *	112,016	14,608
Intuitive Surgical, Inc. *	45,699	22,450
Novartis AG, ADR	149,694	17,218
Novo Nordisk A/S, ADR	225,025	26,794
Regeneron Pharmaceuticals, Inc. *	29,532	31,045
Roche Holding AG, ADR	340,525	13,604
Thermo Fisher Scientific, Inc.	34,848	21,556
Vertex Pharmaceuticals, Inc. *	79,407	36,931

Total		184,206

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Industrials (5.8%)
The Boeing Co. *	363,801	55,312
Deere & Co.	18,459	7,703
Expeditors International of Washington, Inc.	149,677	19,668

Total		82,683

Information Technology (28.5%)
Autodesk, Inc. *	150,956	41,585
Microsoft Corp.	157,292	67,683
NVIDIA Corp.	887,060	107,724
Oracle Corp.	453,854	77,337
QUALCOMM, Inc.	144,903	24,641
Salesforce, Inc.	151,553	41,482
Shopify, Inc. - Class A *	366,559	29,376
Workday, Inc. - Class A *	52,595	12,855

Total		402,683

Total Common Stocks (Cost: $713,449)		1,404,289

Total Investments (99.2%) (Cost: $713,449)@		1,404,289

Other Assets, Less Liabilities (0.8%)		11,420

Net Assets (100.0%)		1,415,709

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $713,449 and the net unrealized appreciation of investments based on that cost was $690,840 which is comprised of $737,419 aggregate gross unrealized appreciation and $46,579 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Focused Appreciation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$1,404,289	$—	$—

Total Assets:	$1,404,289	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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